DECOMMISSIONING LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of decommissioning liabilities [Abstract]
Summary of decommissioning liabilities for Brookfield Renewable
The following table presents the change in the decommissioning liabilities for Brookfield Renewable:

(MILLIONS)	2019	2018
Balance, beginning of the year	$394	$374
Acquisitions through business combinations	38	68
Reduction arising from payments/derecognition	(8)	—
Accretion	17	8
Changes in estimates	61	(30)
Foreign exchange	2	(26)

Balance, end of the year	$504	$394